Financial results (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Income [Abstract]
Interest income	R$ 512,051	R$ 646,727	R$ 528,788
Other	91,579	43,395	56,145
Financial income	603,630	690,122	584,933
Financial expenses
Interest expenses	(2,219,503)	(2,447,481)	(2,094,280)
Monetary variations on fiscal debts	(191,101)	(249,578)	(152,409)
Discounts granted	(137,389)	(108,606)	(130,564)
Loans transaction costs - amortization	(64,771)	(56,020)	(64,406)
Adjustment to present value - appropriation	(284,992)	(507,744)	(517,739)
Other	(849,461)	(201,533)	(204,004)
Financial expenses	(3,747,217)	(3,570,962)	(3,163,402)
Exchange rate variations, net
On financial assets	216,381	(1,139,676)	1,102,744
On financial liabilities	(1,015,143)	(2,070,741)	(999,834)
Exchange rate variations, net	(798,762)	(3,210,417)	102,910
Total	R$ (3,942,349)	R$ (6,091,257)	R$ (2,475,559)